Consolidated Statements of Comprehensive Income (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Online game	$ 669,168,000	$ 570,346,000	$ 435,512,000
Online advertising	49,998,000	42,525,000	36,349,000
IVAS	5,402,000	4,307,000	1,862,000
Others	13,307,000	6,251,000	10,853,000
Total revenues	737,875,000	623,429,000	484,576,000
Cost of revenues:
Online game	93,306,000	76,432,000	49,837,000
Online advertising (including transactions with a related party of $37, $50 and $373, respectively)	13,827,000	6,535,000	3,892,000
IVAS	1,786,000	1,509,000	0
Others (including transactions with a related party of $763, $1,552 and $1,310, respectively)	17,518,000	20,046,000	13,783,000
Total cost of revenues	126,437,000	104,522,000	67,512,000
Gross profit	611,438,000	518,907,000	417,064,000
Operating expenses:
Product development	119,909,000	73,755,000	52,238,000
Sales and marketing (including transactions with a related party of $6,002, $14,026 and $13,390, respectively)	128,830,000	60,639,000	49,893,000
General and administrative (including transactions with a related party of $1,483, $27 and $12, respectively)	57,191,000	33,514,000	29,684,000
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	0	2,906,000	5,420,000
Total operating expenses	305,930,000	170,814,000	137,235,000
Operating profit	305,508,000	348,093,000	279,829,000
Interest income	28,455,000	15,882,000	11,933,000
Foreign currency exchange loss	(5,936,000)	(558,000)	(618,000)
Interest expense	(8,835,000)	(2,243,000)	(7,000)
Other income (expense)	3,613,000	(173,000)	457,000
Income before income tax expense	322,805,000	361,001,000	291,594,000
Income tax expense	36,383,000	67,405,000	43,580,000
Net income	286,422,000	293,596,000	248,014,000
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780,000	11,196,000	2,558,000
Net income attributable to Changyou.com Limited	268,642,000	282,400,000	245,456,000
Net income	286,422,000	293,596,000	248,014,000
Other comprehensive income: Foreign currency translation adjustment	33,600,000	3,385,000	21,867,000
Comprehensive income	320,022,000	296,981,000	269,881,000
Comprehensive income attributable to the mezzanine classified non-controlling interest	17,780,000	11,196,000	2,558,000
Comprehensive income attributable to Changyou.com Limited	302,242,000	285,785,000	267,323,000
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	101,000	306,000	230,000
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	475,000	1,854,000	2,399,000
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	74,000	326,000	960,000
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 624,000	$ 1,183,000	$ 2,528,000
Ordinary shares [Member]
Operating expenses:
Basic net income per share	$ 2.53	$ 2.67	$ 2.34
Diluted net income per share	$ 2.52	$ 2.64	$ 2.30
Weighted average number of shares outstanding, basic	106,252	105,656	104,854
Weighted average number of shares outstanding, diluted	106,676	106,792	106,600
ADS [Member]
Operating expenses:
Basic net income per share	$ 5.06	$ 5.35	$ 4.68
Diluted net income per share	$ 5.04	$ 5.29	$ 4.61
Weighted average number of shares outstanding, basic	53,126	52,828	52,427
Weighted average number of shares outstanding, diluted	53,338	53,396	53,300